Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash	₩ 3	₩ 1,076
Deposits	2,257,519	1,823,573
Cash and cash equivalents	2,257,522	1,824,649	₩ 3,541,597	₩ 4,218,099
Deposits in banks
Deposits in banks, Time deposits	900	267,163
Deposits in banks, Restricted deposits	905,071	1,455,444
Deposits in banks	905,971	1,722,607
Non-current assets
Deposits in banks, Restricted deposits	₩ 11	₩ 11